INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN ASSOCIATES [abstract]
Schedule of particulars of principal associates

Particulars of the principal associates at the end of the reporting period are as follows:

		Nominal value
		of ordinary shares issued and	Percentage of equity
	Place of	paid-up/registered	attributable to
Name of associates	establishment	capital	the Group	Principal activities

Shanghai Petroleum Corporation Limited(1)	Shanghai, PRC	RMB900 million	30.0%	Production, processing and technology consultation of oil, gas and relevant products in the PRC

CNOOC Finance Corporation Limited(1)	Beijing, PRC	RMB4 billion	31.8%	Provision of deposit, transfer, settlement, loan, discounting and other financing services to CNOOC and its member entities

Jiangsu Shuangchuang Renewable Energy Development Corporation Limited (1)	Jiangsu, PRC	RMB960 million	47%

New energy technology research and development, technical consulting, technical services; wind power; technical services for power system and facilities; power engineering and construction (operated with qualification certificates); generator set installation, commissioning and maintenance

Arctic LNG 2 LLC	Russian Federation	RUB15,976 million	10%	Exploration and development of natural gas and production and marketing of liquefied natural gas in Russia

Schedule of Group's investments in associates	The Group's investments in associates represent:
	2019	2020
Share of net assets	24,513	23,544

Schedule of Groups share of the profits and other comprehensive income of its associates in the consolidated financial statements

None of the Group’s associates are considered to be individually material. The following table illustrates the Group’s share of the profits and other comprehensive income of its associates in the consolidated financial statements:

	2018	2019	2020

Profit for the year	406	459	171
Other comprehensive income/(expense)	16	25	(85)
Total comprehensive income	422	484	86